CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES:
Net income	$ 32,139	$ 6,862	$ 3,105
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of vessels, port terminals and other fixed assets	26,662	26,583	23,322
Amortization of deferred drydock and special survey costs	5,166	7,204	7,928
Income tax expense/(benefit)	1,233	(1,376)	(3,468)
Amortization of deferred financing costs	2,552	2,362	1,275
Amortization of intangible assets	2,773	2,724	3,543
Accretion of Notes payable-receivable / unwinding of discount	(122)	(12)	(25)
Gain on sale of assets	0	(28)	(1,064)
Amortization of operating lease asset	412	0	0
Deferred interest income amortization	(171)	0	0
Mark-to-market debt security investment	(908)	0	0
Gain on debt security investment disposal	(176)	0	0
Provision for losses on accounts receivable	341	75	569
(Increase)/decrease in accounts receivable	(2,193)	(2,574)	6,684
Decrease/(increase) in prepaid expenses and other current assets	13,193	(11,329)	3,609
(Increase)/decrease in inventories	(2,254)	3,682	(442)
(Increase)/decrease in other long term assets	(6,747)	(2,875)	1,166
Payments for drydock and special survey costs	(5,139)	(1,948)	(3,687)
Income tax payable (decrease)/increase	(96)	(261)	30
Decrease in operating lease liability	(400)	0	0
Decrease in accounts payable	(3,343)	(5,590)	(9,164)
(Decrease)/increase in due to/ due from affiliate companies, net	(3,893)	(415)	211
Increase/(decrease) in accrued expenses	3,106	(581)	2,156
Increase/(decrease) in deferred income	252	(977)	1,223
Decrease in other long term liabilities	(43)	(368)	0
Net cash provided by operating activities	62,344	21,158	36,971
INVESTING ACTIVITIES:
Acquisition of vessels, port terminals and other fixed assets,	(3,439)	(7,307)	(9,932)
Deposits for vessels, port terminals and other fixed assets	(4,504)	(12,572)	(36,589)
Loan to parent Company, net of deferred interest income (related party)	(68,795)	0	0
Investments in debt securities (related party)	(17,642)	0	0
Disposal of debt securities (related party)	18,726	0	0
Proceeds from Notes Receivable	150	233	200
Net cash used in investing activities	(75,504)	(19,646)	(46,321)
FINANCING ACTIVITIES:
Proceeds from Term Loan B Facility, net of deferred finance costs and discount	0	0	95,487
Proceeds from Notes Payable	0	0	709
Proceeds from long term debt, net of deferred finance costs	0	6,919	13,893
Repayment of long-term debt and payment of principal	(13,403)	(7,607)	(2,519)
Repayment of Notes Payable	(4,304)	(4,240)	(4,040)
Payments of obligations under capital leases	0	0	(12,374)
Dividends paid	0	0	(70,000)
Net cash (used in)/provided by financing activities	(17,707)	(4,928)	21,156
Net (decrease)/increase in cash and cash equivalents	(30,867)	(3,416)	11,806
Cash and cash equivalents and restricted cash, beginning of year	76,472	79,888	68,082
Cash and cash equivalents and restricted cash, end of year	45,605	76,472	79,888
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest, net of capitalized interest	38,009	36,999	25,863
Non-cash investing and financing activities:
Revaluation of vessels due to termination/restructuring of capital lease obligation	0	0	5,243
Transfers from deposits for vessels, port terminals and other fixed assets	0	49,421	137,357
Acquisition of vessels port terminals and other fixed assets, net	0	(512)	(843)
Deposits for vessels, port terminals and other fixed assets	0	0	(726)
Transfers to other long term-assets	$ 0	$ (26)	$ 0